EQUIPMENT (Details) - USD ($)	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Equipment [Line Items]
Equipment, Cost	$ 630,309	$ 616,669	$ 595,102
Accumulated Depreciation	490,929	456,708	367,681
Equipment, Net	139,380	159,961	227,421
Computers and electronics [Member]
Equipment [Line Items]
Equipment, Cost	270,145	256,505	250,538
Accumulated Depreciation	232,639	223,750	204,258
Equipment, Net	37,506	32,755	46,280
Furniture and fixtures [Member]
Equipment [Line Items]
Equipment, Cost	36,795	36,795	36,795
Accumulated Depreciation	28,889	28,051	26,096
Equipment, Net	7,906	8,744	10,699
Demonstration equipment [Member]
Equipment [Line Items]
Equipment, Cost	200,186	200,186	184,586
Accumulated Depreciation	126,793	105,441	44,420
Equipment, Net	73,393	94,745	140,166
Manufacturing equipment [Member]
Equipment [Line Items]
Equipment, Cost	88,742	88,742	88,742
Accumulated Depreciation	85,963	85,668	84,982
Equipment, Net	2,779	3,074	3,760
Tools and parts [Member]
Equipment [Line Items]
Equipment, Cost	11,422	11,422	11,422
Accumulated Depreciation	6,286	5,741	4,472
Equipment, Net	5,136	5,681	6,950
Assets under capital lease [Member]
Equipment [Line Items]
Equipment, Cost	23,019	23,019	23,019
Accumulated Depreciation	10,359	8,057	3,453
Equipment, Net	$ 12,660	$ 14,962	$ 19,566